Provisions (Details)	Dec. 31, 2021	Dec. 31, 2020
Worker' Profit-Sharing [Member]
Provisions (Details) [Line Items]
Percentage of distributions based on number of days working in preceding year	50.00%
Percentage of proportionate annual salary levels	50.00%
Worker' Profit-Sharing [Member] | Bottom of range [member]
Provisions (Details) [Line Items]
Percentage of employee profit sharing plan	8.00%
Worker' Profit-Sharing [Member] | Top of range [member]
Provisions (Details) [Line Items]
Percentage of employee profit sharing plan	10.00%
Rehabilitation Provision [Member] | Bottom of range [member]
Provisions (Details) [Line Items]
Risk-free discount rate percentage	0.12%	0.06%
Rehabilitation Provision [Member] | Top of range [member]
Provisions (Details) [Line Items]
Risk-free discount rate percentage	1.94%	1.65%